FORM ABS-15G - Summitt PELS Funding LLC (1)
EX-1

Name of Issuing Entity(1)	Check if Registered	Name of Originator(2)	Total Assets in ABS by Orginator(2)			Assets that were Subject of Demand(3)			Assets that were Repurchased or Replaced(4)			Assets pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected
			(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)	(l)	(m)	(n)	(o)	(p)	(q)	(r)	(s)	(t)	(u)	(v)	(w)	(x)
Asset Class - Residential Mortgages - HELOC (1)

Summitt PELS Trust 2002		Wachovia Bank, National Association	82,859	2,551,975,788.63	100.00	11	0.00	0.00	11	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00

Issuing Entity Subtotal			82,859	2,551,975,788.63	100.00	11	0.00	0.00	11	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00

Residential Mortgages Asset Class			82,859	2,551,975,788.63	100.00	11	0.00	0.00	11	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00